Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Schedule of revenue from contract with customer and other income by nature

	2022	2021	2020
Collaborative research funding	1,422,438	2,916,308	3,612,819
Grants earned	—	218,330	244,298
Other service income	22,521	18,667	22,026
Total	1,444,959	3,153,305	3,879,143

Schedule of revenue from contract with customer and other income by major counterparties

	2022	2021	2020
Indivior PLC	1,422,438	2,916,308	3,612,819
Eurostars/Innosuisse	—	218,330	244,298
Other counterparties	22,521	18,667	22,026
Total	1,444,959	3,153,305	3,879,143

Schedule of geographical areas

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2022	2021
Switzerland	452,732	596,098
United States of America	—	3,536
France	357	374
Total	453,089	600,008

The geographical analysis of operating costs is as follows:

	2022	2021	2020
Switzerland	21,933,056	18,619,123	16,050,488
United States of America	27,513	33,016	64,922
France	4,597	7,083	7,007
Total operating costs (note 17)	21,965,166	18,659,222	16,122,417